Stockholders' Equity (Narrative) (Details) (USD $)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2009	Jul. 31, 2009	Dec. 31, 2008	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of options exercised								$ 29,259	$ 55,659	$ 0
Stock-based Compensation Expense				49,521	31,302	135,381	106,118	132,661	118,127	119,711
Tax benefit associated with the issuance of non-qualified option							15,097		10,124	8,298
Unrecognized Compensation Cost				188,917		188,917
Stock options unrecognized compensation cost								14,219
Restricted stock awards unrecognized compensation cost								66,365
Compensation cost relates to non-vested stock options and restricted stock awards expected to realize over time, years						2 years 3 months		2 years
Number of shares remaining available for future issuance				145,917		145,917		249,042
Options exercised						2,900
Options exercised						(2,900)
Restricted stock granted, Number of shares								8,786	17,641
Restricted stock vested, Number of shares								10,736
Preferred stock, shares issued			7,000								7,000
Preferred stock, par value			$ 1								$ 1
Preferred stock, liquidation preference per share			$ 1,000								$ 1,000
Number of securities called by warrant			141,892								141,892
Common stock, par value			$ 0.01					$ 0.01	$ 0.01	$ 0.01	$ 0.01
Exercise price of warrant			$ 7.40
Date from which warrant exercisable											Dec. 05, 2008
Period of warrant exercisable, years			10 years
Preferred stock, value outstanding			7,000,000								7,000,000
Payments for repurchase of preferred stock		7,058,333
Payments for repurchase of warrants	225,000
Preferred stock accrued dividends		$ 58,333
Repayment of preferred stock and warrant, shares		7,000
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Vesting Period, Maximum, Years						10 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock granted, Number of shares						10,947	8,786
Restricted stock awards vested and forfeited, number of shares						189
Restricted stock vested, Number of shares						6,788	8,279
Restricted stock awards non vested and forfeited, number of shares						520
December 31, 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock vested, Number of shares									3,600
December 31, 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock vested, Number of shares								2,457
January 31, 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards expected to vest									4,680
January 27, 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards expected to vest								2,110	4,681
January 28, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards expected to vest								2,110	4,680
January 27, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards expected to vest								2,109